Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (3,563,138)	$ (456,183)
Adjustments to reconcile net loss to net cash used in operating activities
Income from accounts payable written-off	(146,662)
Realized actuarial gain of post-employment benefits	(46,805)
Depreciation, depletion and amortization	287,760	449,074
Amortization of deferred charges	29,939	28,480
Share-based compensation	1,549,707
Issuance of ordinary shares for service fee settlement	155,555
Changes in operating assets and liabilities
Accounts receivable, net	(87,570)	19,833
Other assets - current	(300,449)	(72,459)
Other assets - non current	7,307	(35,494)
Accounts payable	(578,987)	(80,179)
Other current liabilities	(12,452)	10,672
Accrued expenses	(326,350)	(44,855)
Taxes payable	(11,984)	(7,644)
Provision of post-employment benefit		(11,850)
Net cash used in operating activities	(3,044,129)	(200,605)
Cash flows from investing activities
Cash paid for oil and gas property	(165,994)	(268,866)
Net cash used in investing activities	(165,994)	(268,866)
Cash flows from financing activities
Payment for IPO cost (offering cost)		(39,993)
Proceeds from (Repayment of) bank loan	(125,289)	174
Loan from a related party		3,800,000
Net cash (used in) provided by financing activities	(125,289)	3,760,181
Effect of exchange rate changes on cash
Net change in cash and cash equivalents, and restricted cash	(3,335,412)	3,290,710
Cash and cash equivalents, and restricted cash at beginning of period	16,072,169	4,433,292
Cash and cash equivalents, and restricted cash at end of period	12,736,757	7,724,002
Cash paid for:
Interest	5,787	5,770
Income tax
Non-cash investing and financing activities
Acquisition of asset retirement obligation	43,019
Settlement of asset retirement obligation by accounts receivable	$ 265,363